Note 19 - Profit (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Profit (loss) from continuing operations	$ 29,336	$ 42,571	$ (157,054)		$ (75,792)
Dividend to preferred shareholders, net of tax	2,398	1,821	7,265		6,538
Earnings (loss) available to shareholders	$ 26,938	$ 40,750	$ (164,319)		$ (82,330)
Basic weighted average shares outstanding (in shares)	151,418,938	149,309,905	150,852,526		149,012,066
Basic earnings (loss) per share from continuing operations (in CAD per share)	$ 0.18	$ 0.27	$ (1.09)		$ (0.55)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.22	$ (0.33)	$ (1.15)		$ (0.78)
Profit (loss) from continuing operations	$ 26,938	$ 40,750	$ (164,319)		$ (82,330)
Increase (decrease) through conversion of convertible instruments, equity	4,480	3,913
Adjusted earnings (loss) from continuing operations	$ 31,418	$ 44,664	$ (164,319)		$ (82,330)
Restricted share grants (in shares)	2,537,560	2,238,518	3,905,803	[1]	2,548,751	[1]
Deferred share grants (in shares)	185,405	151,472	269,390	[1]	134,458	[1]
Convertible debentures (in shares)	39,574,831	28,440,256	33,224,644	[1]	39,574,831	[1]
Shares outstanding on a diluted basis (in shares)	193,716,734	180,140,151	188,252,363		191,270,106
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ 0.16	$ 0.25	$ (1.09)		$ (0.55)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.20	$ (0.33)	$ (1.15)		$ (0.78)

[1]	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share.